STATEMENTS OF PROFIT OR LOSS - ADDITIONAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Statements Of Comprehensive Loss Additional Information Abstract
Schedule of Income and Expenses
a.	Cost of revenues:

	Year ended December 31,
	2023	2022	2021

Salaries and benefits	$432	$238	$514
Materials and sub-contractors	1,260	671	253

	$1,692	$909	$767

b.	Research and development, net:

	Year ended December 31,
	2023	2022	2021

Salaries and benefits	$9,862	$11,545	$10,841
Share-based compensation	764	593	1,348
Materials and sub-contractors	6,349	5,514	5,709
Plant growth and greenhouse maintenance	744	839	802
Office maintenance	639	437	682
Depreciation and amortization	2,549	2,540	2,234
Loss (Gain) from derecognition of property, plant and equipment	(26)	-	121
Participation in respect of government grants	(143)	(726)	(658)
Other	39	50	46

	$20,777	$20,792	$21,125

c.	Sales and marketing:

	Year ended December 31,
	2023	2022	2021

Salaries and benefits	$1,996	$2,475	$1,424
Share-based compensation	595	323	574
Subcontractors and professional fees	855	883	554
Travel	142	76	39
Legal	10	120	87
Other	13	56	60

	$3,611	$3,933	$2,738

d.	General and administrative:

	Year ended December 31,
	2023	2022	2021

Salaries and benefits	$2,902	$2,929	$2,866
Share-based compensation	518	270	687
Professional fees	2,281	2,876	3,484
Other	367	407	216

	$6,068	$6,482	$7,253
f.	Financing income and expenses

Financing income:

	Year ended December 31,
	2023	2022	2021

Exchange differences	$167	$319	$1,525
Interest income	1,248	182	291
Financial income in respect of government grants	26	15	-
Change in the fair value of marketable securities	45	-	119

	$1,486	$516	$1,935

Financing expenses:

	Year ended December 31,
	2023	2022	2021

Bank expenses and commissions	$56	$76	$88
Exchange differences	412	2,060	460
Change in the fair value of marketable securities	-	721	181
Revaluation of pre-funded warrants	-	-	212
Lease liability interest	115	165	315
Revaluation of Convertible SAFE	254	114	-
Financial expenses in respect of government grants	128	193	158

	$965	$3,329	$1,414